PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION - MEASUREMENT OF RIGHT - OF - USE ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	¥ 267,860	¥ 271,969
Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	239,374	244,588
Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	28,486	27,381
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	267,860	271,969
IFRS 16 | Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	239,374	244,588
IFRS 16 | Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	¥ 28,486	¥ 27,381